Summary of Amounts Arising from Insurance Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	$ 5,288	$ 5,027
Fee income and other revenue	383	353
Insurance Claims and Related Expenses	3,705	2,900
Insurance Revenue	5,671	5,380
Gross [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	6,041	5,740
Insurance Claims and Related Expenses	3,953	3,094
Reinsurance ceded [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	753	713
Insurance Claims and Related Expenses	$ 248	$ 194